Average Annual Total Returns - INVESCO CONVERTIBLE SECURITIES FUND	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years		ICE BofAML U.S. Convertible Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofAML U.S. Convertible Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE BofAML U.S. Convertible Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper Convertible Securities Funds Index 1 Year	Lipper Convertible Securities Funds Index 5 Years	Lipper Convertible Securities Funds Index 10 Years
Total	Jul. 28, 1997	36.44%	13.72%	9.72%	32.76%	11.42%	8.05%	23.41%	10.12%	7.25%	Jul. 28, 1997	42.25%	14.16%	9.72%	Jul. 28, 1997	44.69%	15.29%	10.61%	May 23, 2011	44.70%	15.32%	10.65%	[1]	Sep. 24, 2012	44.86%	15.41%	10.66%	[1]	46.22%	17.76%	12.59%	45.30%	16.57%	11.02%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.